Consolidated statement of profit or loss and other comprehensive income - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Revenue from contracts with customers	$ 2,740,479	$ 3,919,895
Product manufacturing and operating costs (exclusive of depreciation presented separately)	(1,005,515)	(2,765,896)
Administrative and other expenses	(9,522,197)	(9,803,730)
Borrowing costs	(1,886,279)	(981,100)
Depreciation and amortisation expenses	(2,271,186)	(2,331,394)
Research and development costs	(2,026,377)	(2,278,806)
Nasdaq listing related expenses		(168,507)
Share based compensation	(4,746,702)	(6,818,045)
Employee benefits expense	(13,089,333)	(8,909,635)
Gain on fair value of derivative financial instruments	421,365	263,257
Foreign currency (loss)/gain	541,618	1,134,485
Other income	2,133,170	640,729
Loss before income tax expense	(28,710,957)	(28,098,747)
Income tax (expense)/benefit	0	0
Loss for the year	(28,710,957)	(28,098,747)
Other comprehensive income for the year, net of tax
Foreign exchange differences on translation of foreign operations	(1,820,751)	(2,827,882)
Total comprehensive loss for the year	$ (30,531,708)	$ (30,926,629)
Earnings per share for loss from continuing operations attributable to the ordinary equity holders of the Company - basic	$ (0.06)	$ (0.06)
Earnings per share for loss from continuing operations attributable to the ordinary equity holders of the Company - diluted	$ (0.06)	$ (0.06)